CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 724,847	$ 685,866	$ 659,571
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	10,883	10,358	9,178
Amortization of premium and accretion of discount on marketable securities, net and revaluation of short-term bank deposits	23,388	29,611	33,021
Realized gain on sale of marketable securities, net	(2,993)	(16)	(288)
Amortization of intangible assets	3,853	3,612	2,106
Stock-based compensation	82,732	76,302	63,169
Deferred income tax benefit	(32,594)	(15,847)	(12,292)
Excess tax benefit from stock-based compensation	(17,380)	(19,376)	(11,669)
Decrease (increase) in accrued severance pay, net	147	197	(407)
Decrease (increase) in trade receivables, net	(67,744)	(43,384)	12,948
Decrease (increase) in prepaid expenses and other current assets and other assets	11,234	(21,404)	(8,613)
Increase in trade payables	2,184	5,183	1,879
Increase in employees and payroll accruals	19,345	13,835	2,698
Increase (decrease) in income tax accrual and accrued expenses and other current liabilities	28,534	101,235	(77,809)
Increase in deferred revenues	159,801	120,559	112,390
Net cash provided by operating activities	946,237	946,731	785,882
Cash flows from investing activities:
Proceeds from maturity of marketable securities	1,525,929	1,479,241	1,233,866
Proceeds from sale of marketable securities	235,252	109,735	75,910
Proceeds from short-term bank deposits		321
Investment in marketable securities	(1,746,931)	(1,628,287)	(1,535,800)
Investment in short-term bank deposits	(100,000)		(7,343)
Cash paid in conjunction with acquisitions, net of acquired cash		(96,544)
Purchase of property and equipment	(24,050)	(17,348)	(12,736)
Net cash used in investing activities	(109,800)	(152,882)	(246,103)
Cash flows from financing activities:
Proceeds from issuance of treasury shares upon exercise of options	129,196	102,852	70,266
Purchase of treasury shares at cost	(987,897)	(985,735)	(768,176)
Excess tax benefit from stock-based compensation	17,380	19,376	11,669
Net cash used in financing activities	(841,321)	(863,507)	(686,241)
Decrease in cash and cash equivalents	(4,884)	(69,658)	(146,462)
Cash and cash equivalents at the beginning of the year	192,312	261,970	408,432
Cash and cash equivalents at the end of the year	187,428	192,312	261,970
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	$ 180,071	123,944	$ 239,245
Supplemental disclosure of non-cash activities:
Replacement of restricted share units upon acquisitions		$ 1,123